Income and Social Contribution Taxes - Summary of Reconciliation of Taxes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income and social contribution taxes [abstract]
Income before taxes		R$ 1,006,648	R$ 951,581	R$ 1,365,177
Statutory tax rates – %		34.00%	34.00%	34.00%
Income and social contribution taxes at the statutory tax rates		R$ (342,260)	R$ (323,538)	R$ (464,161)
Adjustments to the statutory income and social contribution taxes:
Nondeductible expenses	[1]	(45,569)	(33,420)	(41,690)
Nontaxable revenues	[2]	2,571	2,757	4,525
Monetary variation (SELIC) on repetition of tax undue payments		136,060
Adjustment to estimated income	[3]	3,901	8,850	10,511
Unrecorded deferred income and social contribution taxes carryforwards deferred	[4]	(5,285)	(3,166)	(3,271)
Share of profit (loss) of subsidiaries, joint ventures and associates		(5,995)	(14,972)	(4,322)
Other adjustments		21,414	12,911	3,178
Income and social contribution taxes before tax incentives		(235,163)	(350,578)	(495,230)
Tax incentives - SUDENE		47,129	46,061	25,254
Income and social contribution taxes, total		(188,034)	(304,517)	(469,976)
Current		(430,280)	(538,761)	(467,343)
Deferred		R$ 242,246	R$ 234,244	R$ (2,633)
Effective IRPJ and CSLL rates – %		18.70%	32.00%	34.40%

[1]	Consist of certain expenses that cannot be deducted for tax purposes under applicable tax legislation, such as expenses with fines, donations, gifts, losses of assets, negative effects of foreign subsidiaries and certain provisions.
[2]	Consist of certain gains and income that are not taxable under applicable tax legislation, such as the reimbursement of taxes and the reversal of certain provisions.
[3]	Brazilian tax law allows for an alternative method of taxation for companies that generated gross revenues of up to R$ 78 million in their previous fiscal year. Certain subsidiaries of the Company adopted this alternative form of taxation, whereby income and social contribution taxes are calculated on a basis equal to 32% of operating revenues, as opposed to being calculated based on the effective taxable income of these subsidiaries. The adjustment to estimated income represents the difference between the taxation under this alternative method and the income and social contribution taxes that would have been paid based on the effective statutory rate applied to the taxable income of these subsidiaries.
[4]	See Note 10.d.